LINCOLN BENEFIT LIFE COMPANY
                             2940 South 84th Street
                          Lincoln, Nebraska 68506-4142
                        Direct Dial Number (402) 328-5710
                            Facsimile (402) 328-6117
                            E-Mail WEmm2@allstate.com



May 2, 2005



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

RE: Lincoln Benefit Life Variable Life Account ("Registrant") 1933 Act File No. 333-100132
         1940 Act File No. 811-9154

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), that:

(1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment ("Amendment") to the above-referenced registration statement; and

(2) Registrant electronically filed the text of the Amendment with the Commission.


Sincerely,

/s/ William F. Emmons

William F. Emmons
Vice President, Assistant General Counsel and Assistant Secretary